SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of supplementary financial statement information [Abstract]
Interest expense and exchange differences	$ 984	$ 1,607	$ 2,253
Bank commissions	22	22	24
Financial expenses	$ 1,006	$ 1,629	$ 2,277